CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Cash Flows from Operating Activities:
Net loss for the period	$ (3,581,046)	$ (7,792,138)	$ (11,746,831)	$ (14,953,088)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation (Note 3)	24,637	828,875	306,161	828,875
Depreciation	2,215	2,617	5,965	8,050
Loss on settlement of debt	0	0	0	161,292
Loss on sale of equipment	0	0	9,432	0
Write-down of property, plant and equipment	0	0	0	425,010
Accretion of convertible notes	2,503,435	1,948,484	6,997,483	4,401,333
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(179,138)	(2,448)	(3,574)	(53,710)
Net increase (decrease) in accounts payable and accrued expenses	(233,951)	3,195,768	(46,993)	3,409,215
Net cash used in operating activities	(1,463,848)	(1,818,842)	(4,478,357)	(5,773,023)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	0	0	0	(150,000)
Proceeds from sales of equipment	0	0	165,000	0
Net cash provided by (used in) investing activities	0	0	165,000	(150,000)
Cash Flows from Financing Activities:
Proceeds from the issuance of convertible notes	0	0	0	12,000,000
Net proceeds from the issuance of common shares	121,300	31,850	121,300	100,100
Restructure fees	0	0	0	(684,488)
Settlement of convertible notes	0	0	0	(4,000)
Net cash provided by financing activities	121,300	31,850	121,300	11,411,612
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1,342,548)	(1,786,992)	(4,192,057)	5,488,589
Cash and cash equivalents - beginning of period	3,589,638	10,251,418	6,439,147	2,975,837
Cash and cash equivalents - end of period	$ 2,247,090	$ 8,464,426	$ 2,247,090	$ 8,464,426